INCOME TAXES (Details 4) - Unrecognized deductible temporary differences [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Tax losses carried forward - Canada	$ 18,435	$ 20,468
Tax losses carried forward - Mexico	29,845	50,889
Share issue costs	922	815
Plant, equipment and mining properties	563	511
Exploration and evaluation assets	1,070	1,174
Investments	2,237	2,267
Unrecognized deductible temporary differences	$ 53,072	$ 76,124